OneMain Acquisition - Pro Forma Information (Details) (10-K) - OneMain [Member] - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Unaudited pro forma financial information
Interest income	$ 838	$ 2,442	$ 3,216	$ 3,104
Net income (loss) attributable to OneMain Holdings, Inc.	$ 27	$ 92	$ (203)	$ 57